LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liquidity Continued Operations And Going Concern [Line Items]
Net cash used in operating activities	$ 4,213,354	$ 377,771	$ 2,881,138	$ 2,715,418
Debt default, amount			13,494,160
Interest expense debt			438,063
Working capital (deficit)	$ 780,902		8,372,413
Notes Payable
Liquidity Continued Operations And Going Concern [Line Items]
Debt default, amount			$ 872,820